UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2007

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

TO SHAREHOLDERS OF THE CRITICAL MATH FUND January 31, 2007

The Critical Math Fund (the “Fund”) was launched on February 24, 2006.  The strategy of the Fund is to invest aggressively when our proprietary models indicate an uptrend in the equity markets in which we invest.  When those models indicate a downtrend, we seek to be very defensive and to attempt to limit volatility to the extent practicable.

During the first few months of the Fund’s existence, as markets increased, the Critical Math Fund reached greater highs than the S&P 500 Index, the Nasdaq Composite Index and the Russell 2000 Index. When the market weakened in May, June and July, the Fund declined less than the above-mentioned indices.  As an example, between Fund inception and July of 2006, the S&P 500 Index lost as much as 5%, while the Russell 2000 Index lost as much as 9% and the Nasdaq Composite lost as much as 12%.  During the same period, the Fund was down as much as 2.3%. When the markets rallied in the second half of 2006, our technical models suggested that the strength of the uptrend was not strong enough to re-enter the equity indices until mid-October. As it turned out the market rose even though our models indicated the trend recovery was weak. Because of our conservative re-entry approach the benchmarks outperformed the Fund during the period. Since October and our re-entry into more aggressive equity positions, the Fund gained more than 5%, to close January 31, 2007 up 3.9% since inception.

The Fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 866-263-9260. The Fund charges a fee of 2.00% on redemption of shares held less than 90 days and a fee of 0.50% on redemption of shares held less than 1 year. The performance figures stated above do not reflect the deduction of these fees. Had such a fee been deducted, performance figures would have been lower.

The Fund invests in both equity index funds and individual equity securities. Our technical and fundamental, proprietary, rule-based models suggest when to be invested in the equity markets and when to be invested in cash instruments. Since inception, the Fund has been invested in cash instruments as low as 2% of overall assets and as high as 93%.  This percentage can be as low as zero and as high as 100%.

We believe our models have fulfilled our objectives during this period. We believe that any index or any stock can, at any given time, be either an attractive buy or an unattractive hold.  History has shown that many stocks that have done very well for a period of time, have also done very poorly in other periods.  Our models are designed to alert us to the differences and to buy, hold or sell accordingly.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only. They generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000 Index. The average market capitalization of companies represented in the Index is $526 million, with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

The NASDAQ Composite Index tracks the more than 5,000 companies listed on the NASDAQ Stock Exchange and includes domestic and non-US companies of varying sizes. Each company represented in the index is weighted based on its market value.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Fund is distributed by Aquarius Fund Distributors, LLC member NASD/SIPC

0323-AFD-4/4/2007

The Critical Math Fund

PORTFOLIO REVIEW

January 31, 2007

The Fund’s performance figures* for the period ending January 31, 2007, compared to its benchmarks:

	Six Months	Inception** – January 31, 2007
The Critical Math Fund	4.29%	3.88%
The Critical Math Fund – with sales charge (CDSC)	3.79%	3.38%
S&P 500 Index	13.75%	13.45%
NASDAQ OTC Composite	17.81%	7.73%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-866-263-9260.

** Inception date is February 24, 2006.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Open-End Mutual Funds	65.1%
Oil & Gas	6.3%
Finance	3.5%
Insurance	2.5%
Electric	1.7%
Other, Cash & Cash Equivalents	20.9%
100.00%

The Critical Math Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007
	Shares		Value
		COMMON STOCKS - 14.0%
		ELECTRIC - 1.7%
	16,800	Cleco Corp.	$ 429,072

		FINANCE - 3.5%
	5,500	Bear Stearns Company, Inc.	906,675

		INSURANCE - 2.5%
	15,500	AXA - ADR	658,285

		OIL & GAS - 6.3%
	15,900	Energen Corp.	735,852
	29,350	Nabors Industries Ltd. *	888,718
			1,624,570

		TOTAL COMMON STOCKS (Cost $3,482,197)	3,618,602

		OPEN-END MUTUAL FUNDS - 65.1%
	311,473	Rydex Russell 2000 Advantage Fund *	11,621,043
	180,729	Rydex Dynamic Russell 2000	5,206,800
			16,827,843

		TOTAL OPEN-END MUTUAL FUNDS (Cost $15,927,586)	16,827,843

		SHORT-TERM INVESTMENTS - 17.9%
		INVESTMENT COMPANY - 0.5%
	132,559	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 4.95%, due 2/1/07	132,559

	See accompanying notes to financial statements.

The Critical Math Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007
	Principal
	Amount		Value
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.4%
	$ 4,500,000	Federal Home Loan Bank Discount Notes, to yield 5.033%, due 2/1/07	$ 4,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,632,559)	4,632,559

		TOTAL INVESTMENTS - 97.0% (Cost $24,042,342) (a)	$ 25,079,004
		OTHER ASSETS & LIABILITIES - 3.0%	786,443
		NET ASSETS - 100.0%	$ 25,865,447

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,046,729 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 1,033,710
	Unrealized depreciation (1,435)
	Net unrealized appreciation $ 1,032,275

*	Non-Income producing security.

	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007

ASSETS
Investment securities:
At cost	$ 24,042,342
At value	$ 25,079,004
Receivable for securities sold	871,734
Dividends and interest receivable	420
Prepaid expenses and other assets	663
TOTAL ASSETS	25,951,821

LIABILITIES
Investment advisory fees payable	23,033
Distribution (12b-1) fees payable	23,031
Administration fees payable	4,251
Transfer agent fees payable	4,013
Fund accounting fees payable	3,721
Custody fees payable	2,320
Compliance officer fees payable	2,090
Accrued expenses and other liabilities	23,915
TOTAL LIABILITIES	86,374
NET ASSETS	$ 25,865,447

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 24,965,865
Distribution in excess of net investment income	(14,063)
Accumulated net realized loss from security transactions	(123,017)
Net unrealized appreciation of investments	1,036,662
NET ASSETS	$ 25,865,447

Shares of beneficial interest	2,498,295

Net asset value and redemption price per share (a)	$ 10.35

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%. Neither the redemption fee nor the contingent deferred sales charge will apply to shares purchased prior to June 1, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007 (a)

INVESTMENT INCOME
Interest	$ 589,888
Dividends	95,938
TOTAL INVESTMENT INCOME	685,826

EXPENSES
Investment advisory fees	232,706
Distribution (12b-1) fees	232,706
Administrative services fees	46,768
Professional fees	30,484
Accounting services fees	18,453
Transfer agent fees	16,297
Compliance officer fees	13,328
Printing and postage expenses	12,174
Registration fees	11,174
Insurance expense	9,497
Custodian fees	8,576
Trustees' fees and expenses	6,004
Other expenses	3,997
TOTAL EXPENSES	642,164
NET INVESTMENT INCOME	43,662

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(559,251)
Distributions of realized gains from underlying investment companies	436,234
Net change in unrealized appreciation of investments	1,036,662
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	913,645

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 957,307

(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
January 31,
2007 (a)
FROM OPERATIONS
Net investment income	$ 43,662
Net realized loss from security transactions	(559,251)
Distributions of realized gains from underlying investment companies	436,234
Net change in unrealized appreciation of investments	1,036,662
Net increase in net assets resulting from operations	957,307

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(94,087)
Net decrease in net assets from distributions to shareholders	(94,087)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,727,295
Net asset value of shares issued in
reinvestment of distributions to shareholders	94,087
Payments for shares redeemed	(1,819,155)
Net increase in net assets from shares of beneficial interest	25,002,227

TOTAL INCREASE IN NET ASSETS	25,865,447

NET ASSETS
Beginning of Period	-
End of Period*	$ 25,865,447
* Includes distibution in excess of net investment income of:	$ (14,063)

SHARE ACTIVITY
Shares Sold	2,668,722
Shares Reinvested	9,126
Shares Redeemed	(179,553)
Net increase in shares of beneficial interest outstanding	2,498,295

(a) The Critical Math Fund commenced operations February 24, 2006.

See accompanying notes to financial statements.

The Critical Math Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period
	Ended
	January 31,
	2007 (1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.02
Net realized and unrealized
gain on investments	0.37
Total from investment operations	0.39
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$ 10.35

Total return (2)(5)	3.88%

Net assets, end of period (000s)	$ 25,865

Ratio of expenses to average
net assets (4)	2.76%	(3)
Ratio of net investment income
to average net assets (4)	0.19%	(3)

Portfolio Turnover Rate	694%	(5)

(1) The Critical Math Fund commenced operations on February 24, 2006.
(2) Total return shown excludes the effect of applicable sales loads/redemption fees.
(3) Annualized.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5) Not annualized.

See accompanying notes to financial statements.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007

1.

ORGANIZATION

The Critical Math Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.   On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

As of January 31, 2007, the Fund has $118,630 in capital loss carry forwards available to offset future capital gains through January 31, 2015, if any.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $110,770,573 and $90,801,539, respectively.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.99% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended January 31, 2007 was $591.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $13,328 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $4,112 for EDGAR and printing services performed.

* These fees may be subject to certain discounts.

1.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2007, the Fund assessed no redemption fees.

The Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

January 31, 2007
Ordinary Income	$ 94,087
Net Long-Term Capital Gain	-

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Accumulated	Unrealized	Total
Ordinary	Long-Term	Other Book/Tax	Capital Loss	Appreciation/	Accumulated
Income	Gains	Differences	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (14,063)	$ (118,630)	$ 1,032,275	$ 899,582

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, which are due to distributions in excess of net investment income which were necessary to satisfy the Fund’s excise distribution requirements, resulted in reclassification for the period ended January 31, 2007 as follows: a decrease in paid-in capital of $36,362 and an increase in accumulated net investment loss of $36,362.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in RYDEX Series Funds: RYDEX Russell 2000 Advantage Fund (the “Portfolio”), a registered open-end management investment company, from time-to-time. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of January 31, 2007, the percentage of the Fund’s net assets invested in the Portfolio was 44.93%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Critical Math Fund

We have audited the accompanying statement of assets and liabilities of The Critical Math Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period February 24, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and transfer agent.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Critical Math Fund as of January 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period February 24, 2006 through January 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 13, 2007

The Critical Math Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Critical Math Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07*	Expense Ratio During Period ** 8/1/06 – 1/31/07
Actual	$1,000.00	$1,042.90	$14.06	2.73%

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07*	Expense Ratio During Period ** 8/1/06 – 1/31/07
Hypothetical (5% return before expenses)	$1,000.00	$1,011.44	$13.84	2.73%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Critical Math Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on December 19, 2005 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Critical Math Advisors LLC (the “Adviser”), on behalf of Critical Math Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  The Board noted that the Adviser would be using risk-averse money managing techniques that already had twenty years of success.  At the Meeting, a presentation was given regarding the Fund’s investment strategies and objective, highlighting the Fund’s technical approach to investing.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 1% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangement by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 31, 2006, to ensure that Net Annual Fund Operating Expenses will not exceed 2.99% of the average daily net assets, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability . The Board, including the Independent Trustees, considered the level of the Advisor’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, concluded that the cost allocation methodology employed by the Advisor has a reasonable basis and is appropriate in light of all surrounding circumstances.  The Board also considered the profits realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

TAX INFORMATION

January 31, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 70% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

The Critical Math Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (1945) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

Anthony J. Hertl (1950)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust;  Northern Lights Variable Trust.

9
Gary Lanzen (1954) Trustee President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9
Interested Trustees and Officers
Michael Miola** (1952) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

The Critical Math Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Andrew Rogers (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 President since June 2006 President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)	9
Michael Wagner (1950) 450 Wireless Blvd.; Hauppauge, NY 11788 Chief Compliance Officer since June 2006 President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President of Gemini Fund Services, LLC (2003 – 2006); Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).	9
Emile R. Molineaux (1962) 450 Wireless Blvd.; Hauppauge, NY 11788 Secretary since 2005 General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)	9
Kevin E. Wolf (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 Treasurer since June 2006 Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	9

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

The Critical Math Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the Critical Math Fund, the following pages will include the financial statements of the aforementioned underlying fund, the RYDEX Russell 2000 Advantage Fund (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated March 31, 2006.   The full report of the RYDEX Series Funds, along with the report of the independent registered public accounting firm is included in the RYDEX Series Funds’ N-CSR filing dated June 5th, 2006, available at ‘www.sec.gov’.   The reader should note that the name of the Portfolio changed subsequent to this reporting.   In the pages that follow, the name of the relevant fund is the Mekros Fund (currently named the RYDEX Russell 2000 Advantage Fund).   Only data presented for the Mekros Fund is pertinent to the overall review of the financial statements of the Critical Math Fund.   Following the pages extracted from the March 31, 2006 report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for the RYDEX Russell 2000 Advantage Fund as  of January 31, 2007.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

182 Tamarack Circle

Skillman, New Jersey 08558

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

4/10/07